Condensed Combined Statements of Operations - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015		Sep. 30, 2014
Operating revenues:
Affiliate	[1]	$ 23,947	$ 68	$ 72,289		$ 237
Third-party	[1]	6,128	1,552	12,857		2,842
Total operating revenues	[1]	30,075	1,620	85,146		3,079
Operating expenses:
Operation and maintenance expense	[1]	4,421	1,605	10,028		3,420
General and administrative expense	[1],[2]	4,137	1,501	10,322		8,732
Incentive unit (income) expense	[1],[3]	(75)	5,987	1,048	[4]	11,791	[4]
Equity compensation expense	[1],[5]	1,105	273	3,316		406
Depreciation expense	[1]	4,417	1,150	10,454		2,612
Amortization of intangible assets	[1]	407	408	1,223	[4]	748	[4]
Other (income) expense	[1]	(347)	0	492		0
Total operating expenses	[1]	14,065	10,924	36,883		27,709
Operating income (loss)	[1]	16,010	(9,304)	48,263		(24,630)
Other income	[1]	2	0	11		0
Interest expense	[1],[6]	(814)	(3,146)	(2,070)		(11,748)
Amortization of deferred finance costs	[1]	(144)	0	(432)	[4]	0	[4]
Income (loss) before income taxes	[1]	15,054	(12,450)	45,772		(36,378)
Income tax (expense) benefit	[1]	(1,794)	2,567	(5,796)		9,985
Net income (loss)	[1]	13,260	(9,883)	39,976	[4]	(26,393)	[4],[7]
Calculation of limited partner interest in net income:
Less: Pre-acquisition net income allocated to general partner	[1],[8]	990		6,306	[7]
Limited partner net income	[1]	$ 12,270		$ 33,670	[7]
Net income per limited partner unit:
Net income per limited partner unit - basic:		$ 0.21		$ 0.59
Net income per limited partner unit - diluted:		0.21		0.58
Cash distributions declared per limited partner unit:
Cash distributions declared per limited partner unit	[9],[10]	$ 0.1935		$ 0.5715
Rice Energy
Operating expenses:
Equity compensation expense		$ 144	273	$ 356		406
Interest expense		(257)		(662)
Cash distributions declared per limited partner unit:
General and administrative expenses from Rice Energy		3,600	$ 1,100	8,800		$ 6,200
Common
Calculation of limited partner interest in net income:
Limited partner net income		$ 6,135		$ 16,835
Net income per limited partner unit:
Net income per limited partner unit - basic:	[1]	$ 0.21		$ 0.59
Net income per limited partner unit - diluted:	[1]	0.21		0.58
Cash distributions declared per limited partner unit:
Cash distributions declared per limited partner unit	[1],[9],[10],[11]	$ 0.1935		$ 0.5715
Subordinated
Calculation of limited partner interest in net income:
Limited partner net income		$ 6,135		$ 16,835
Net income per limited partner unit:
Net income per limited partner unit - basic:		$ 0.21		$ 0.59
Net income per limited partner unit - diluted:	[1],[12]	0.21		0.59
Subordinated units (basic and diluted)	[1]	0.21		0.59
Cash distributions declared per limited partner unit:
Cash distributions declared per limited partner unit	[1],[9],[10],[11]	$ 0.1935		$ 0.5715

[1]	Financial statements for the periods presented have been retrospectively recast to reflect the acquisition of the Water Assets. See Note 2 for additional information.
[2]	General and administrative expenses include charges from Rice Energy of $3.6 million and $1.1 million for the three months ended September 30, 2015 and 2014, respectively, and $8.8 million and $6.2 million for the nine months ended September 30, 2015 and 2014, respectively.
[3]	Incentive unit expense was allocated from Rice Energy to the Partnership during the three and nine months ended September 30, 2014. In addition, incentive unit expense was allocated from Rice Energy to the Water Assets for the three and nine months ended September 30, 2014 and 2015.
[4]	Financial statements for the periods presented have been retrospectively recast to reflect the acquisition of the Water Assets. See Note 2 for additional information.
[5]	Equity compensation expense includes stock compensation expense allocated by Rice Energy of $0.1 million and $0.4 million for the three and nine months ended September 30, 2015, respectively, and stock compensation expense allocated by Rice Energy of $0.3 million and $0.4 million for the three and nine months ended September 30, 2014, respectively.
[6]	Interest expense of $0.3 million and $0.7 million for the three and nine months ended September 30, 2015, respectively, and all interest expense for the three and nine months ended September 30, 2014 was allocated from Rice Energy.
[7]	Financial statements for the periods presented have been retrospectively recast to reflect the acquisition of the Water Assets. See Note 2 for additional information.
[8]	Pre-acquisition net loss allocated to the general partner relates to operations of the Water Assets for periods prior to their acquisition on November 4, 2015.
[9]	Diluted weighted-average limited partner common units includes the effect of 145,452 and 90,579 units for the three and nine months ended September 30, 2015, respectively, related to phantom units.
[10]	See Note 12 for further discussion of cash distributions declared for the period presented.
[11]	Net income per limited partner unit is presented only for periods subsequent to the Partnership’s initial public offering and does not include results attributable to the Water Assets as these results are not attributable to limited partners of the Partnership.
[12]	Diluted net income per limited partner unit is presented as if all earnings for the period had been distributed, and while it appears that more income is allocated to the subordinated unit holders than the common unitholders based on the dilution of the common units from the LTIP for the three and nine months ended September 30, 2015, our partnership agreement prevents us from making a distribution to the subordinated unitholders in excess of those to the common unitholders.